Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Operations
Revenues, net of discounts	$ 463,630	$ 421,435
Cost of goods sold excluding fair value items	261,188	240,252
Incremental costs to acquire cannabis inventory in business combination		6,217
Cost of goods sold	261,188	246,469
Gross profit	202,442	174,966
Operating expenses
Selling, general, and administrative	177,800	212,525
Impairment of goodwill and other assets	6,320	117,950
Depreciation and amortization	51,364	45,801
Acquisition and transaction costs	4,080	5,986
Loss (gain) on sale of assets	91	(8)
Total operating expenses	239,655	382,254
Loss from continuing operations	(37,213)	(207,288)
Other income (expense), net
Fair value gain on financial liabilities	23,023	63,088
Interest expense, net	(39,403)	(28,323)
Interest income	743	275
Other income, net	7,094	120
Total other (expense) income, net	(8,543)	35,160
Loss from continuing operations before income taxes and noncontrolling interest	(45,756)	(172,128)
Income taxes
Current tax provision	(54,839)	(43,161)
Deferred tax benefit (expense)	7,448	(1,588)
Total income taxes	(47,391)	(44,749)
Net loss from continuing operations	(93,147)	(216,877)
Discontinued operations
Loss from discontinued operations, net of taxes (including loss on disposal of $182,464 for the year ended December 31, 2023)	(186,353)	(38,608)
Loss from discontinued operations	(186,353)	(38,608)
Net loss	(279,500)	(255,485)
Net loss attributable to noncontrolling interest	(7,067)	(10,019)
Net loss attributable to Ayr Wellness Inc.	$ (272,433)	$ (245,466)
Basic and diluted net loss per share
Continuing operations - basic	$ (1.16)	$ (3.01)
Continuing operations - diluted	(1.16)	(3.01)
Discontinued operations - basic	(2.52)	(0.56)
Discontinued operations - diluted	(2.52)	(0.56)
Basic net loss per share	(3.68)	(3.58)
Diluted net loss per share	$ (3.68)	$ (3.58)
Weighted average number of shares outstanding (basic)	74,096	68,635
Weighted average number of shares outstanding (diluted)	74,096	68,635